UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2021

Date of reporting period: October 31, 2021

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund II

Cardinal Capital

MANAGEMENT, L.L.C.

CARDINAL SMALL CAP VALUE FUND

Annual Report | October 31, 2021

Investment Adviser: CARDINAL CAPITAL MANAGEMENT, L.L.C.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND
OCTOBER 31, 2021

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Fund Form N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-844-CCM-SEIC (1-844-226-7342); and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND
OCTOBER 31, 2021
(Unaudited)

Dear Fellow Shareholders,

Cardinal is pleased to share the Annual Report for the Cardinal Small Cap Value Fund (the “fund”) from November 1, 2020, through October 31, 2021. The report contains information on the fund’s holdings along with financial highlights and a Statement of Operations.

For the twelve months ended October 31, 2021, the fund returned 55.40%, while the Russell 2000 Value Index returned 64.30%. The stock market rose significantly at the beginning of the period as the hope for an effective COVID-19 vaccine became a reality. Investors reacted to the vaccine news and the passage of a second stimulus package by purchasing small cap value ETFs, which caused the smallest market capitalization, lower ROE, and non-earning stocks to outperform. Altogether, these factors led the Russell 2000 Value Index to have its best quarterly return ever in the fourth quarter of 2020 by rising 33.36%. The strength continued into 2021 as the Value Index posted its fourth-highest return in the following quarter. Overall, performance for the twelve months was consistent with a more optimistic view of the economy as small cap returns were led by the energy, communications services, consumer discretionary, and materials sectors. Health care and consumer staples stocks, which had produced strong results in the last year, lagged. Health care’s higher growth profile was more sensitive to the increase in long-term bond yields. Consumer staples stocks, which had been a net beneficiary from people staying at home, became out of favor as the economy reopened.

The U.S. economy continued to recover during the period. However, growth forecasts for 2021 started to decline mid-year due to intensified economic disruptions associated with the Delta variant and supply chain logistics as well as greater inflationary pressures. Even with solid employment growth, the economy is still five million jobs short of pre-pandemic levels as businesses struggle to fill openings and employees are quitting jobs at record levels. The global economy has simply bounced back faster than expected, with demand shifting from services to products and supply unable to meet demand in many cases. The shortage of materials in addition to labor has also created inflationary pressures. In summary, although fiscal and monetary policy remains accommodative and corporate profit forecasts have risen, much of the good news is already reflected in current stock prices as valuations are high, interest rates are rising, and earnings comparisons are set to become more difficult.

Over the past twelve months, the fund’s return lagged its benchmark due primarily to stock selection in the industrials, information technology, real estate, and materials sectors, and a lower weighting in the better performing energy and consumer discretionary sectors. Within the industrials sector, the share price of BWX Technologies trailed

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND
OCTOBER 31, 2021
(Unaudited)

the strong return in capital goods stocks because its long-term government contracts are much less economically sensitive. Within the information technology sector, the stock price of digital payments provider ACI Worldwide has lagged along with shares of traditional payment service providers despite being a facilitator of new forms of payment such as real-time and buy now pay later. Within the real estate sector, the fund’s exposure to health care REITs detracted as investors favored more economically sensitive names, particularly those related to retail, hotels, and resorts. In the materials sector, the stock price of Silgan Holdings lagged more cyclical commodity exposed stocks as the packager of consumer goods was a net beneficiary of stay at home.

The primary contributors to relative performance were stock selection in the health care and financial services sectors and not owning poorly performing utilities. In the health care sector, the share price of heavily shorted Ligand Pharmaceuticals rose sharply as funds with large short positions were forced to reduce their short exposure after experiencing heavy losses. The position was sold in early 2021 as the stock more than doubled and reached Cardinal’s price target. In the financials sector, the stock price of PacWest Bancorp rose as credit concerns eased, loan growth resumed, and the bank made two accretive acquisitions that created loan growth opportunities and increased long-term, low-cost deposits.

Cardinal’s near-term outlook for equities remains cautiously optimistic, assuming no significant and adverse COVID-19 related developments. The economy is still estimated to grow 5.7% in 2021 despite the fallout from the Delta variant, supply chain logistics, and employment constraints. Corporate earnings are also forecast to recover significantly this year, and mergers and acquisitions activity has already rebounded. However, equity valuations are high, and the rate of economic growth is expected to peak this year as fiscal and monetary stimulus begins to wane. Although the bipartisan infrastructure bill recently became law, the rest of the Democratic agenda is not certain to pass. In addition, the U.S. debt ceiling must be raised by mid-December, or the Treasury will not be permitted to pay interest on its borrowings. Finally, if the inflation rate remains well above 2%, long-term interest rates may rise even higher, which would depress most companies’ earnings and equity market valuations.

While there is always uncertainty in forecasting business results, changes in consumer and commercial behavior associated with the pandemic have made the exercise more challenging. As a result, Cardinal continues to prefer investments whose success is dependent on company-specific drivers with as many as possible under management control rather than solely relying on near-term economic growth to produce sustainable growth in free cash flow.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND
OCTOBER 31, 2021
(Unaudited)

Definition of Comparative Index

The Russell 2000 Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

This material contains the portfolio manager’s opinion regarding the market and portfolio holdings. It should not be regarded as investment advice or a recommendation of specific securities. Holdings are subject to change. Securities mentioned do not make up the entire portfolio and, in the aggregate, may represent a small percentage of the portfolio.

There are risks involved with investing, including possible loss of principal. In addition to the normal risks associated with investing, investments in smaller companies typically exhibit higher volatility.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND
OCTOBER 31, 2021
(Unaudited)

Comparison of the Change in Value of a $1,000,000 investment in the Cardinal Small Cap Value Fund, Institutional Class Shares, versus the Russell 2000 Value Index

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEARS ENDED OCTOBER 31, 2021*
	One Year Return	Three Year Return	Five Year Return	Annualized Inception to Date**
Institutional Class Shares	55.40%	10.12%	9.97%	7.73%
Russell 2000 Value Index	64.30%	13.44%	12.61%	8.79%

* If the Adviser had not limited certain expenses, the Fund’s total return would have been lower.

** The Fund commenced operations on April 1, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index on page 3.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND
OCTOBER 31, 2021

SECTOR WEIGHTINGS (Unaudited)†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.0%

	Shares	Value
COMMUNICATION SERVICES — 9.8%
John Wiley & Sons, Cl A	45,805	$2,481,257
Nexstar Media Group, Cl A	28,390	4,256,513
Ziff Davis *	36,558	4,689,294

		11,427,064

CONSUMER DISCRETIONARY — 5.3%
Lithia Motors, Cl A	9,733	3,106,968
Oxford Industries	24,186	2,242,526
Ruth’s Hospitality Group *	45,074	871,731

		6,221,225

CONSUMER STAPLES — 3.9%
Hostess Brands, Cl A *	94,066	1,778,788
Spectrum Brands Holdings	29,175	2,735,156

		4,513,944

ENERGY — 5.1%
Archaea Energy *	12,887	243,822
Magnolia Oil & Gas, Cl A	110,268	2,302,396
Rattler Midstream	103,667	1,251,261
Viper Energy Partners	97,942	2,159,621

		5,957,100

FINANCIALS — 22.4%
BGC Partners, Cl A	417,016	2,239,376
Columbia Banking System	81,944	2,796,749
FB Financial	80,844	3,664,658
First Merchants	92,083	3,828,811
Pacific Premier Bancorp	101,679	4,269,501

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND
OCTOBER 31, 2021

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
PacWest Bancorp	118,240	$5,612,853
Starwood Property Trust ‡	145,368	3,702,523

		26,114,471

HEALTH CARE — 3.0%
Ligand Pharmaceuticals *	5,548	809,675
ModivCare *	16,655	2,710,935

		3,520,610

INDUSTRIALS — 21.2%
Atkore *	18,238	1,724,038
BWX Technologies, Cl W	46,455	2,635,857
CBIZ *	118,899	4,364,782
CIRCOR International *	72,454	2,067,837
Colfax *	93,459	4,824,354
ESCO Technologies	13,112	1,108,751
Forward Air	28,431	2,859,021
Kaman	37,759	1,351,395
KAR Auction Services *	163,673	2,401,083
Trinity Industries	50,088	1,404,968

		24,742,086

INFORMATION TECHNOLOGY — 12.7%
ACI Worldwide *	87,947	2,698,214
Cognyte Software *	24,094	479,712
Consensus Cloud Solutions *	5,527	350,025
OSI Systems *	18,136	1,688,643
Silicon Motion Technology ADR	66,638	4,758,620
Verint Systems *	57,329	2,671,531
Verra Mobility, Cl A *	146,404	2,178,491

		14,825,236

MATERIALS — 5.0%
HB Fuller	32,411	2,285,299
Silgan Holdings	88,334	3,551,027

		5,836,326

REAL ESTATE — 7.6%
Community Healthcare Trust ‡	46,433	2,221,355
Howard Hughes *	25,505	2,222,251
Medical Properties Trust ‡	85,610	1,826,061

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND
OCTOBER 31, 2021

COMMON STOCK — continued

	Shares	Value
REAL ESTATE — continued
Newmark Group, Cl A	170,343	$2,534,704

		8,804,371

TOTAL COMMON STOCK (Cost $85,799,635)		111,962,433

SHORT-TERM INVESTMENT — 4.1%

First American Treasury Obligations Fund, Cl X, 0.013%(A)
(Cost $4,777,713)	4,777,713	4,777,713

TOTAL INVESTMENTS— 100.1%
(Cost $90,577,348)		$116,740,146

Percentages are based on Net Assets of $116,670,730.

*	Non-income producing security.

‡	Real Estate Investment Trust

(A)	The rate shown is the 7-day effective yield as of October 31, 2021.

ADR — American Depositary Receipt

Cl — Class

As of October 31, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended October 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND
OCTOBER 31, 2021

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $90,577,348)	$116,740,146
Receivable for Capital Shares Sold	157,177
Receivable for Investment Securities Sold	101,226
Dividend Receivable	33,610
Prepaid Expenses	15,996

Total Assets	117,048,155

Liabilities:
Payable for Investment Securities Purchased	263,008
Payable due to Adviser	65,946
Payable due to Administrator	11,837
Payable due to Trustees	6,511
Chief Compliance Officer Fees Payable	2,520
Other Accrued Expenses and Other Payables	27,603

Total Liabilities	377,425

Net Assets	$116,670,730

NET ASSETS CONSIST OF:
Paid-in Capital	$103,356,676
Total Distributable Earnings	13,314,054

Net Assets	$116,670,730

Institutional Class Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	7,722,110

Net Asset Value and Offering Price Per Share	$15.11

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND
FOR THE YEAR ENDED
OCTOBER 31, 2021

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$1,516,334
Less: Foreign Taxes Withheld	(169)

Total Investment Income	1,516,165

Expenses:
Investment Advisory Fees	732,589
Administration Fees	125,588
Trustees’ Fees	25,091
Chief Compliance Officer Fees	7,439
Legal Fees	32,782
Registration and Filing Fees	31,537
Transfer Agent Fees	28,063
Audit Fees	26,535
Printing Fees	15,003
Custodian Fees	6,768
Other Expenses	17,353

Total Expenses	1,048,748

Recovery of Investment Advisory Fees Previously Waived	2,158
Less:
Waiver of Investment Advisory Fees	(13,916)

Net Expenses	1,036,990

Net Investment Income	479,175

Net Realized Gain on Investments	6,565,808

Net Change in Unrealized Appreciation on Investments	32,075,522

Net Realized and Unrealized Gain on Investments	38,641,330

Net Increase in Net Assets Resulting from Operations	$39,120,505

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2021	Year Ended October 31, 2020
Operations:
Net Investment Income	$479,175	$516,405
Net Realized Gain (Loss) on Investments	6,565,808	(11,587,755)
Net Change in Unrealized Appreciation (Depreciation) on Investments	32,075,522	(13,471,385)

Net Increase (Decrease) in Net Assets Resulting From Operations	39,120,505	(24,542,735)

Distributions:
Institutional Class Shares	(429,952)	(1,199,059)

Capital Share Transactions:(1)
Institutional Class Shares:
Issued	28,397,110	22,474,997
Reinvestment of Distributions	245,766	659,265
Redeemed	(19,433,234)	(40,663,097)

Increase (Decrease) in Net Assets From Institutional Class Shares Transactions	9,209,642	(17,528,835)

Total Increase (Decrease) in Net Assets	47,900,195	(43,270,629)

Net Assets:
Beginning of Year	68,770,535	112,041,164

End of Year	$116,670,730	$68,770,535

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Year

Institutional Class Shares	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017

Net Asset Value, Beginning of Year	$9.77	$12.05	$12.14	$12.92	$10.63

Income (Loss) from Investment Operations:

Net Investment Income*	0.06	0.06	0.12	0.04	0.02

Net Realized and Unrealized Gain (Loss)	5.34	(2.21)	0.37	(0.32)	2.44

Total from Investment Operations	5.40	(2.15)	0.49	(0.28)	2.46

Dividends and Distributions:

Net Investment Income	(0.06)	(0.13)	(0.05)	(0.02)	(0.04)

Capital Gains	–	–	(0.53)	(0.48)	(0.13)

Total Dividends and Distributions	(0.06)	(0.13)	(0.58)	(0.50)	(0.17)

Net Asset Value, End of Year	$15.11	$9.77	$12.05	$12.14	$12.92

Total Return†	55.40%	(18.10)%	4.93%	(2.35)%	23.30%

Ratios and Supplemental Data

Net Assets, End of Year (Thousands)	$116,671	$68,771	$112,041	$95,014	$44,100
Ratio of Expenses to Average Net Assets	0.99%	1.00%	1.00%‡	1.00%	1.00%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.00%	1.04%	0.98%	1.08%	1.44%
Ratio of Net Investment Income to Average Net Assets	0.46%	0.61%	1.07%	0.27%	0.20%
Portfolio Turnover Rate	30%	40%	45%	45%	53%

Amounts	designated as “—” are either not applicable, $0 or have been rounded to $0.

*	Per share calculations were performed using average shares for the period.

†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	Ratio includes previously waived investment advisory fees recovered.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND
OCTOBER 31, 2021

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 11 funds. The financial statements herein are those of the Cardinal Small Cap Value Fund (the “Fund”). The Fund commenced operations on April 1, 2014. The Fund is diversified and its investment objective is to seek to achieve long-term capital appreciation. The Fund invests primarily (at least 80% of its net assets) in securities of small capitalization companies. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND
OCTOBER 31, 2021

committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 —Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 – Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended October 31, 2021, there have been no significant changes to the

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND
OCTOBER 31, 2021

Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date basis for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Expenses — Expenses that are directly related to the Fund are charged to the

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND
OCTOBER 31, 2021

Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended October 31, 2021, the Fund paid $125,588 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. Prior to July 31, 2021, MUFG Union Bank, N.A. acted as the Fund’s custodian.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND
OCTOBER 31, 2021

Apex Fund Services serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, Cardinal Capital Management, L.L.C. (the “Adviser”) provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.70% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the Institutional Class Shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding (i) 0.99% of the Fund’s Institutional Class Shares’ average daily net assets through February 28, 2022. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2022. Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the year ended October 31, 2021. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the board may permit the Adviser to retain the difference between total annual operating expenses and 0.99% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period. For the year ended October 31, 2021, the Adviser recaptured previously waived fees of $2,158. As of October 31, 2021, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $45,344 and $13,916, expiring in 2023 and 2024, respectively.

6. Share Transactions:

	Year Ended October 31, 2021	Year Ended October 31, 2020
Share Transactions:

Institutional Class Shares
Issued	2,070,267	2,243,924
Reinvestment of Distributions	20,030	52,406
Redeemed	(1,407,801)	(4,551,176)

Net Institutional Class Shares Capital Share Transactions	682,496	(2,254,846)

Net Increase (Decrease) in Shares Outstanding From Share Transactions	682,496	(2,254,846)

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND
OCTOBER 31, 2021

7. Investment Transactions:

For the year ended October 31, 2021, the Fund made purchases of $36,005,851 and sales of $29,272,545 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. The permanent differences primarily consist of reclassification of long term capital gain distribution on REITs.

The tax character of dividends and distributions declared during the years ended October 31, 2021 and 2020 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total

2021	$429,952	$—	$429,952
2020	1,199,059	—	1,199,059

As of October 31, 2021, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$299,310
Capital Loss Carryforwards	(9,921,918)
Unrealized Appreciation	22,936,654
Other Temporary Differences	8

Total Distributable Earnings	$13,314,054

For Federal income tax purposes, capital loss carryforwards may be carried forward indefinitely and applied against all future gains. Losses carried forward are as follows:

Short-Term Loss	Long-Term Loss	Total
$5,869,243	$4,052,675	$9,921,918

During the year ended October 31, 2021, the Fund utilized $6,078,696 of capital loss carryforwards to offset capital gains.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND
OCTOBER 31, 2021

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at October 31, 2021, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation

$ 93,803,492	$29,472,426	$(6,535,772)	$22,936,654

9. Risks:

As with all mutual funds, there is no guarantee that the fund will achieve its investment objective. You could lose money by investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Manager Risk — The performance of the Fund is dependent upon the portfolio managers’ skill in making appropriate investments. The Adviser’s investment strategy may fail to produce the intended result. As a result, the Fund may underperform its benchmark or peers.

MLP Risk — MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition,

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND
OCTOBER 31, 2021

MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

REIT Risk — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses.

Small Capitalization Companies Risk — The risk that small capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. Small capitalization stocks may be traded over-the-counter or listed on an exchange. The market for small capitalization companies may be less liquid than the market for larger capitalization companies.

Value Style Risk — If the Adviser’s assessment of market conditions, or a company’s value or its prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” may continue to be undervalued by the market for long periods of time.

The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds.

10. Concentration of Shareholders:

At October 31, 2021, 67% of Institutional Class Shares total shares outstanding were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of a record shareholder and several omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND
OCTOBER 31, 2021

11. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND
OCTOBER 31, 2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund II and Shareholders of Cardinal Small Cap Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Cardinal Small Cap Value Fund (one of the Funds constituting The Advisors’ Inner Circle Fund II, hereafter referred to as the “Fund”) as of October 31, 2021, the related statement of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2021 and the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND
OCTOBER 31, 2021

made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 30, 2021

We have served as the auditor of one or more investment companies in Cardinal Capital Management, L.L.C. since 2014.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND
OCTOBER 31, 2021
(UNAUDITED)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2021 to October 31, 2021).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND
OCTOBER 31, 2021
(UNAUDITED)

DISCLOSURE OF FUND EXPENSES

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 5/01/21	Ending Account Value 10/31/21	Annualized Expense Ratios	Expenses Paid During Period*

Cardinal Small Cap Value Fund

Actual Fund Return

Institutional Class Shares	$1,000.00	$1,004.00	0.99%	$ 5.00

Hypothetical 5% Return

Institutional Class Shares	$1,000.00	$1,020.21	0.99%	$ 5.04

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND
OCTOBER 31, 2021

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Fund’s investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Fund’s approach to managing liquidity risk. The Program is overseen by the Fund’s Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on May 19, 2021, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020. The Program Administrator’s report included an assessment of how market conditions caused by the COVID-19 pandemic impacted the Fund’s liquidity risk during the period covered by the report. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively to manage the Fund’s liquidity risk during the period covered by the report. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that no material changes have been made to the Program during the period covered by the report.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND
OCTOBER 31, 2021
(Unaudited)

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees.” Messrs. Nesher and Klauder are Trustees

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations In the Past Five Years
INTERESTED TRUSTEES [3] ,[4]

Robert Nesher (Born: 1946)	Chairman of the Board of Trustees (since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President, Chief Executive Officer and Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. President and Director of SEI Structured Credit Fund, LP. Vice Chairman of O’Connor EQUUS (closed-end investment company) to 2016. President, Chief Executive Officer and Trustee of SEI Liquid Asset Trust to 2016. Vice Chairman of Winton Series Trust to 2017. Vice Chairman of Winton Diversified Opportunities Fund (closed-end investment company), The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust to 2018.

N. Jeffrey Klauder (Born: 1952)	Trustee (since 2018)	Senior Advisor of SEI Investments since 2018. Executive Vice President and General Counsel of SEI Investments, 2004 to 2018.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

4	Trustees oversee 11 funds in The Advisors’ Inner Circle Fund II.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND
OCTOBER 31, 2021
(Unaudited)

who may be deemed to be “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-226-7342. The following chart lists Trustees and Officers as of October 31, 2021.

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, Frost Family of Funds, Catholic Responsible Investments Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Structured Credit Fund, LP, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Trustee of The KP Funds to 2021. Trustee of SEI Liquid Asset Trust to 2016.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, and Catholic Responsible Investments Funds. Director of SEI Private Trust Company, SEI Global Fund Services Ltd., SEI Investments Global Limited, SEI Global Master Fund, SEI Global Investments Fund, SEI Global Assets Fund and SEI Investments - Guernsey Limited.

Former Directorships: Trustee of The KP Funds to 2021. Trustee of SEI Investments Management Corporation, SEI Trust Company, SEI Investments (South Africa), Limited and SEI Investments (Canada) Company to 2018.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND
OCTOBER 31, 2021
(Unaudited)

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II

Name and Year of Birth	Position(s) with Trust and Length of Time Served[1]	Principal Occupation(s) in the Past Five Years
INDEPENDENT TRUSTEES[3]

Joseph T. Grause, Jr. (Born: 1952)	Trustee (since 2011) Lead Independent Trustee (since 2018)

Self-Employed Consultant since 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., 2010 to 2011. Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., 2007 to 2010. Country Manager – Morningstar UK Limited, Morningstar, Inc., 2005 to 2007.

Mitchell A. Johnson (Born: 1942)	Trustee (since 2005)	Retired. Private Investor since 1994.

Betty L. Krikorian (Born: 1943)	Trustee (since 2005)	Vice President, Compliance, AARP Financial Inc., from 2008 to 2010. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.

Robert Mulhall (Born: 1958)	Trustee (since 2019)	Partner, Ernst & Young LLP, from 1998 to 2018.

Bruce Speca (Born: 1956)	Trustee (since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), 2010 to 2011. Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), 2003 to 2010.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Trustees oversee 11 funds in The Advisors’ Inner Circle Fund II.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND
OCTOBER 31, 2021
(Unaudited)

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, Frost Family of Funds and Catholic Responsible Investments Funds. Director of RQSI GAA Systematic Global Macro Fund, Ltd.

Former Directorships: Trustee of the KP Funds to 2021. Director of The Korea Fund, Inc. to 2019.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, Catholic Responsible Investments Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997 and RQSI GAA Systematic Global Macro Fund, Ltd.

Former Directorships: Trustee of The KP Funds to 2021. Trustee of SEI Liquid Asset Trust to 2016.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds and Catholic Responsible Investments Funds. Director of RQSI GAA Systematic Global Macro Fund, Ltd.

Former Directorships: Trustee of The KP Funds to 2021.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, Frost Family of Funds and Catholic Responsible Investments Funds. Director of RQSI GAA Systematic Global Macro Fund, Ltd.

Former Directorships: Trustee of The KP Funds to 2021. Trustee of Villanova University Alumni Board of Directors to 2018.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, Frost Family of Funds and Catholic Responsible Investments Funds. Director of Stone Harbor Investments Funds (8 Portfolios), Stone Harbor Emerging Markets Income Fund (closed-end fund) and Stone Harbor Emerging Markets Total Income Fund (closed-end fund). Director of RQSI GAA Systematic Global Macro Fund, Ltd.

Former Directorships: Trustee of The KP Funds to 2021.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND
OCTOBER 31, 2021
(Unaudited)

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II

Name and Year of Birth	Position(s) with Trust and Length of Time Served	Principal Occupation(s) in the Past Five Years
OFFICERS

Michael Beattie (Born: 1965)	President (since 2011)	Director of Client Service, SEI Investments, since 2004.

James Bernstein (Born: 1962)	Vice President and Assistant Secretary (since 2017)

Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

John Bourgeois (Born: 1973)	Assistant Treasurer (since 2017)	Fund Accounting Manager, SEI Investments, since 2000.

Russell Emery (Born: 1962)	Chief Compliance Officer (since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of The Advisors’ Inner Circle Fund, Bishop Street Funds, Frost Family of Funds, Catholic Responsible Investments Funds, The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017. Chief Compliance Officer of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Chief Compliance Officer to The KP Funds to 2021.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND
OCTOBER 31, 2021
(Unaudited)

Other Directorships

Held in the Past Five Years

None.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND
OCTOBER 31, 2021
(Unaudited)

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II

Name and Year of Birth	Position(s) with Trust and Length of Time Served	Principal Occupation(s) in the Past Five Years
OFFICERS (continued)

Eric C. Griffith (Born: 1969)	Vice President and Assistant Secretary (since 2019)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.

Matthew M. Maher (Born: 1975)	Vice President (since 2018) Secretary (since 2020)

Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.

Andrew Metzger (Born: 1980)	Treasurer, Controller and Chief Financial Officer (since 2021)	Director of Fund Accounting, SEI Investments, since 2020. Senior Director, Embark, from 2019 to 2020. Senior Manager, PricewaterhouseCoopers LLP, from 2002 to 2019.

Robert Morrow (Born: 1968)	Vice President (since 2017)	Account Manager, SEI Investments, since 2007.

Alexander F. Smith (Born: 1977)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2020. Associate Counsel & Manager, Vanguard, 2012 to 2020. Attorney, Stradley Ronon Stevens & Young, LLP, 2008 to 2012.

Bridget E. Sudall (Born: 1980)	Anti-Money Laundering Compliance Officer and Privacy Officer (since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, from 2007 to 2011.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND
OCTOBER 31, 2021
(Unaudited)

Other Directorships

Held in the Past Five Years

None.

None.

None.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND
OCTOBER 31, 2021

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have an October 31, 2021 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2021 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2021, the Fund is designating the following items with regard to distributions paid during the year:

Long Term Capital Gain Distribution	Ordinary Income Distribution	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short-term Capital Gain Dividends(5)	Qualifying Business Income(6)
0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)

The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempt from U.S. withholding tax when paid to foreign investors.

(5)

The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distribution that is exempt from U.S. withholding tax when paid to foreign investors.

(6)	The percentage in this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending December 31, 2021. Complete information will be computed and reported with your 2021 Form 1099-DIV.

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Cardinal Small Cap Value Fund

PO Box 588

Portland, ME 04112

1-844-CCM-SEIC

Adviser:

Cardinal Capital Management, L.L.C.

Four Greenwich Office Park

Greenwich, Connecticut 06831

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by

a current prospectus for the Fund.

CAR-AR-001-0800

Item 2.	Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Robert Mulhall. Mr. Mulhall is considered to be “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to The Advisors’ Inner Circle Fund II (the “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2021			2020
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$139,400	None	None	$372,635	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees(2)	None	None	$549,000	None	None	$418,800
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2021			2021
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$32,810	None	None	$31,310	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax return preparation fees for affiliates of the Funds.

(e)(1)The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

1.	require specific pre-approval;

2.	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

3.

have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2021	2020
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2021	2020
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $549,000 and $418,800 for 2021 and 2020, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2021 and 2020, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: January 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie

Michael Beattie, President
Date: January 7, 2022

By (Signature and Title)	/s/ Andrew Metzger

Andrew Metzger,
Treasurer, Controller, and CFO
Date: January 7, 2022